Document and Entity Information	Jan. 31, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001877493
Entity Registrant Name	Valkyrie ETF Trust II
Prospectus Date	Jan. 31, 2025
Document Creation Date	Jan. 31, 2025
Document Effective Date	Jan. 31, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Valkyrie Bitcoin and Ether Strategy ETF | Valkyrie Bitcoin and Ether Strategy ETF
Prospectus:
Trading Symbol	BTF
Valkyrie Bitcoin Futures Leveraged Strategy ETF | Valkyrie Bitcoin Futures Leveraged Strategy ETF
Prospectus:
Trading Symbol	BTFX
Valkyrie Bitcoin Miners ETF | Valkyrie Bitcoin Miners ETF
Prospectus:
Trading Symbol	WGMI